Provisions - Provision for aircraft & pension obligation maintenance on operating leased aircraft (Details) € in Millions	12 Months Ended
	Mar. 31, 2019 EUR (€) aircraft	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)
Provision for aircraft maintenance on operating leased aircraft
At beginning of year	€ 133.2	€ 133.3
At end of year	130.7	133.2	€ 133.3
Provision for pension obligation
At beginning of year	4.9	4.9
At end of year	€ 4.9	4.9	4.9
Number of aircraft held under operating lease to the lessors | aircraft	5
Provision for aircraft maintenance on operating leased aircraft
Provision for aircraft maintenance on operating leased aircraft
At beginning of year	€ 133.2	133.3	144.4
Increase in provision during the year	19.8	13.8	25.6
Utilisation of provision upon the hand-back of aircraft	(22.3)	(13.9)	(36.7)
At end of year	130.7	133.2	133.3
Provision for pension obligation
Provision for pension obligation
At beginning of year	4.9	4.9	4.9
At end of year	€ 4.9	€ 4.9	€ 4.9